UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1 – Schedule of Investments.

statement of investments
Conservative ETF Asset Allocation Portfolio
		Shares	Value
Exchange Traded Funds - 93.21%
iShares - 38.89%
Barclays Intermediate Credit Bond Fund		12,262	$1,328,833
Barclays TIPS Bond Fund		32,469	3,540,095
MSCI EAFE Index Fund		19,999	1,098,345
S&P 500 Index Fund		21,157	2,422,265

Total iShares			8,389,538

Other - 54.32%
Vanguard Short-Term Bond ETF		67,567	5,523,602
Vanguard Small-Cap ETF		7,027	445,793
Vanguard Total Bond Market ETF		69,558	5,749,664

Total Other			11,719,059

Total Exchange Traded Funds
(Cost $19,023,272)			20,108,597

Exchange Traded Notes - 2.11%
Diversified - 2.11%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		10,768	455,272

Total Exchange Traded Notes
(Cost $425,369)			455,272

7-Day Yield		Shares	Value
Short-Term Investments - 7.26%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.209%	1,567,195	1,567,195

Total Short-Term Investments
(Cost $1,567,195)			1,567,195

Total Investments - 102.58%
(Total cost $21,015,836)			22,131,064

Liabilities in Excess of Other Assets - (2.58)%			(557,294)

Net Assets - 100.00%			$21,573,770

(1)	Non-income producing security.

statement of investments Income and Growth ETF Asset Allocation Portfolio
		Shares	Value
Exchange Traded Funds - 90.15%
iShares - 46.42%
Barclays Intermediate Credit Bond Fund		15,070	$1,633,136
Barclays TIPS Bond Fund		35,830	3,906,545
MSCI EAFE Index Fund		46,995	2,580,965
S&P 500 Index Fund		63,543	7,275,038

Total iShares			15,395,684

Other - 43.73%
Vanguard Emerging Markets ETF		14,341	651,081
Vanguard Short-Term Bond ETF		59,814	4,889,794
Vanguard Small-Cap ETF		17,865	1,133,356
Vanguard Total Bond Market ETF		94,713	7,828,977

Total Other			14,503,208

Total Exchange Traded Funds
(Cost $27,662,660)			29,898,892

Exchange Traded Notes - 2.95%
Diversified - 2.95%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		23,168	979,543

Total Exchange Traded Notes
(Cost $916,677)			979,543

7-Day Yield		Shares	Value
Short-Term Investments - 4.81%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.209%	1,595,728	1,595,728

Total Short-Term Investments
(Cost $1,595,728)			1,595,728

Total Investments - 97.91%
(Total cost $30,175,065)			32,474,163

Other Assets in Excess of Liabilities - 2.09%			691,698

Net Assets - 100.00%			$33,165,861

(1)	Non-income producing security.

statement of investments Balanced ETF Asset Allocation Portfolio
		Shares	Value
Exchange Traded Funds - 94.69%
iShares - 54.20%
Barclays Intermediate Credit Bond Fund		28,210	$3,057,118
Barclays TIPS Bond Fund		56,047	6,110,804
MSCI EAFE Index Fund		165,681	9,099,201
S&P 500 Index Fund		203,241	23,269,062

Total iShares			41,536,185

Other - 40.49%
Vanguard Emerging Markets ETF		68,064	3,090,105
Vanguard REIT ETF		44,183	2,301,051
Vanguard Short-Term Bond ETF		84,180	6,881,715
Vanguard Small-Cap ETF		66,813	4,238,617
Vanguard Total Bond Market ETF		175,691	14,522,618

Total Other			31,034,106

Total Exchange Traded Funds
(Cost $64,421,731)			72,570,291

Exchange Traded Notes - 3.03%
Diversified - 3.03%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		54,963	2,323,836

Total Exchange Traded Notes
(Cost $2,188,886)			2,323,836

7-Day Yield		Shares	Value
Short-Term Investments - 2.43%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.209%	1,860,809	1,860,809

Total Short-Term Investments
(Cost $1,860,809)			1,860,809

Total Investments - 100.15%
(Total cost $68,471,426)			76,754,936

Liabilities in Excess of Other Assets - (0.15)%			(112,391)

Net Assets - 100.00%			$76,642,545

(1)	Non-income producing security.

statement of investments
Growth ETF Asset Allocation Portfolio
		Shares	Value
Exchange Traded Funds - 95.07%
iShares - 59.74%
Barclays Intermediate Credit Bond Fund		20,852	$2,259,731
Barclays TIPS Bond Fund		20,786	2,266,298
MSCI EAFE Index Fund		217,427	11,941,091
S&P 500 Index Fund		251,817	28,830,528

Total iShares			45,297,648

Other - 35.33%
Vanguard Emerging Markets ETF		99,999	4,539,955
Vanguard REIT ETF		72,097	3,754,812
Vanguard Short-Term Bond ETF		46,203	3,777,095
Vanguard Small-Cap ETF		89,076	5,650,981
Vanguard Total Bond Market ETF		109,736	9,070,778

Total Other			26,793,621

Total Exchange Traded Funds
(Cost $62,723,262)			72,091,269

Exchange Traded Notes - 3.99%
Diversified - 3.99%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		71,619	3,028,051

Total Exchange Traded Notes
(Cost $2,851,856)			3,028,051

7-Day Yield		Shares	Value
Short-Term Investments - 0.25%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.209%	192,163	192,163

Total Short-Term Investments
(Cost $192,163)			192,163

Total Investments - 99.31%
(Total cost $65,767,281)			75,311,483

Other Assets in Excess of Liabilities - 0.69%			521,320

Net Assets - 100.00%			$75,832,803

(1)	Non-income producing security.

statement of investments Aggressive Growth ETF Asset Allocation Portfolio
		Shares	Value
Exchange Traded Funds - 94.76%
iShares - 60.66%
Barclays Intermediate Credit Bond Fund		2,428	$263,122
MSCI EAFE Index Fund		44,961	2,469,258
S&P 500 Index Fund		45,526	5,212,272

Total iShares			7,944,652

Other - 34.10%
Vanguard Emerging Markets ETF		20,277	920,576
Vanguard REIT ETF		15,089	785,835
Vanguard Small-Cap ETF		18,613	1,180,809
Vanguard Total Bond Market ETF		19,091	1,578,062

Total Other			4,465,282

Total Exchange Traded Funds
(Cost $10,767,543)			12,409,934

Exchange Traded Notes - 5.02%
Diversified - 5.02%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		15,564	658,045

Total Exchange Traded Notes
(Cost $619,793)			658,045

7-Day Yield		Shares	Value
Short-Term Investments - 0.93%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.209%	122,076	122,076

Total Short-Term Investments
(Cost $122,076)			122,076

Total Investments - 100.71%
(Total cost $11,509,412)			13,190,055

Liabilities in Excess of Other Assets - (0.71)%			(93,680)

Net Assets - 100.00%			$13,096,375

(1)	Non-income producing security.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange traded funds for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. These securities are generally classified as Level 1 of the fair value hierarchy detailed in the Fair Valuation section of the report. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share and are generally classified as Level 1 of the hierarchy detailed in the Fair Valuation section of the report. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith and are generally classified as Level 2 or 3 within the hierarchy detailed in the Fair Valuation section of the report. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value and are classified as Level 2 of the hierarchy detailed in the Fair Valuation section of the report.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of September 30, 2010, no securities were fair valued for any of the Portfolios.

The Portfolios disclose the classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board (“FASB”) in order to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolios’ investments as of September 30, 2010.

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,108,597	$–	$–	$20,108,597
Exchange Traded Notes	455,272	–	–	455,272
Short-Term Investments	1,567,195	–	–	1,567,195
Total	$22,131,064	$–	$–	$22,131,064

Ibbotson Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,898,892	$–	$–	$29,898,892
Exchange Traded Notes	979,543	–	–	979,543
Short-Term Investments	1,595,728	–	–	1,595,728
Total	$32,474,163	$–	$–	$32,474,163

Ibbotson Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$72,570,291	$–	$–	$72,570,291
Exchange Traded Notes	2,323,836	–	–	2,323,836
Short-Term Investments	1,860,809	–	–	1,860,809
Total	$76,754,936	$–	$–	$76,754,936

Ibbotson Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$72,091,269	$–	$–	$72,091,269
Exchange Traded Notes	3,028,051	–	–	3,028,051
Short-Term Investments	192,163	–	–	192,163
Total	$75,311,483	$–	$–	$75,311,483

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,409,934	$–	$–	$12,409,934
Exchange Traded Notes	658,045	–	–	658,045
Short-Term Investments	122,076	–	–	122,076
Total	$13,190,055	$–	$–	$13,190,055

All securities of the Portfolios were valued using Level 1 inputs during the nine months ended September 30, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

In accordance with ASC 740 “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of ASC 740. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007, December 31, 2008, and December 31, 2009 the Portfolios’ returns are still open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and for interim periods within those fiscal years. Regarding the disclosures effective for fiscal periods beginning after December 15, 2009, management determined the ASU did not have a material effect on the Portfolios’ financial disclosures contained in this Report. Regarding the disclosures not yet effective, management is currently evaluating the impact the adoption of the ASU will have on the Portfolios’ financial statement disclosures.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of September 30, 2010, net unrealized net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/Depreciation	Cost of Investments for Income Tax Purposes

Ibbotson Conservative ETF Asset Allocation Portfolio	$868,398	$(4,019)	$864,379	$21,266,685
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,603,590	(13,420)	1,590,170	30,883,993
Ibbotson Balanced ETF Asset Allocation Portfolio	5,719,422	(53,531)	5,665,891	71,089,045
Ibbotson Growth ETF Asset Allocation Portfolio	7,756,283	(383,414)	7,372,869	67,938,614
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	1,107,619	(19,152)	1,088,467	12,101,588

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 24, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 24, 2010